Accrued Expenses	6 Months Ended
Jun. 30, 2015
Payables and Accruals [Abstract]
Accounts Payable and Accrued Liabilities Disclosure [Text Block]
Note 6 — Accrued Expenses

Accrued Expenses consist of the following:

	June 30,	December 31,
	2015	2014

Commission payable-the junket agents	$5,940,461	$8,886,601
Management fee payable-related party (Note 13)	399,897	573,897
Management and Directors' compensation	530,826	562,139
Accrued listing expenses	54,827	765,417
Others	700,704	894,599

	$7,626,715	$11,682,653

One junket agent accounted for approximately 16% and 14% of the rolling chip turnover during the three and six months ended June 30, 2015, respectively, and 17% of commission payable as of June 30, 2015. One junket agent accounted for approximately 10% of the rolling chip turnover during the year ended December 31, 2014 and 14% of commission payable as of December 31, 2014.